Members' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Members' Deficit
Members' Deficit

Note 6. Members’ Deficit

On May 20, 2018, the Company issued 10,000,000 Class A member units for $0.1 million to its Initial Member. On June 11, 2018, in connection with the Initial Member unit issuance, the Company granted equity-classified options to purchase 16,666,666 member units for $0.01 per unit to the Initial Member, which were exercised in April 2021 for $0.2 million in a non-cash transaction using the amounts in due to related parties.

In May 2022, the Company issued 8,400,000 new Class A member units for $4.2 million, or $0.50 per unit. In December 2022, in conjunction with the Valetudo loans (see Note 4), the Company repurchased 1,400,000 of the Class A member units for $0.7 million, or $0.50 per unit.

In December 2022, the Company received license rights from Metavagen in exchange for 40,000,000 Class A membership units in the Company. The Metavagen License transaction was consummated as the Company has the right to use the license. In March 2023, the Company terminated the 40,000,000 of Class A membership units and the license rights with Metavagen.

In March 2023, the Company exchanged 78,555,554 of the Company’s Class A member units pursuant to a license and development agreement with Valetudo, a related party under common control of the Company.

Member Units Rights

In May 2021, the Company revised its operating agreement to establish the rights of Class A and Class B member units. Prior to May 2021, the Company had one member, holding Class A member units, and no Class B member units.

Revenue and Expense Sharing

The Class B member units are allocated 51% of the annual revenue and expenses. The remaining 49% of the annual revenue and expenses will be allocated on a pro rata basis to the remaining members.

Voting

The Class B member units are allocated 51% of the votes which shall be cast as determined by the majority of the Class B member units. The remaining 49% of the votes will be allocated on a pro rata basis to the remaining member units.

Liquidation

Upon sale, merger or dissolution, the Class B member units are allocated 51% of the liquidation value of the Company. The remaining 49% of the liquidation of the Company will be allocated on a pro rata basis to the remaining members.

Note 6. Members’ Deficit

On May 20, 2018, the Company issued 10,000,000 Class A member units for $0.1 million to its Initial Member. On June 11, 2018, in connection with the Initial Member unit issuance, the Company granted equity-classified options to purchase 16,666,666 member units for $0.01 per unit to the Initial Member, which were exercised in April 2021 for $0.2 million in a non-cash transaction using the amounts in due to related parties.

In May 2022, the Company issued 8,400,000 new Class A member units for $4.2 million, or $0.50 per unit. In December 2022, in conjunction with the Valetudo loans (see Note 4), the Company repurchased 1,400,000 of the Class A member units for $0.7 million, or $0.50 per unit.

In December 2022, the Company received license rights from Metavagen in exchange for 40,000,000 Class A membership units in the Company. The Metavagen License transaction was consummated as the Company has the right to use the license. In March 2023, the Company terminated the 40,000,000 of Class A membership units and the license rights with Metavagen.

In March 2023, the Company exchanged 78,555,554 of the Company’s Class A member units pursuant to a license and development agreement with Valetudo, a related party under common control of the Company.

Member Units Rights

In May 2021, the Company revised its operating agreement to establish the rights of Class A and Class B member units. Prior to May 2021, the Company had one member, holding Class A member units, and no Class B member units.

Revenue and Expense Sharing

The Class B member units are allocated 51% of the annual revenue and expenses. The remaining 49% of the annual revenue and expenses will be allocated on a pro rata basis to the remaining members.

Voting

The Class B member units are allocated 51% of the votes which shall be cast as determined by the majority of the Class B member units. The remaining 49% of the votes will be allocated on a pro rata basis to the remaining member units.

Liquidation

Upon sale, merger or dissolution, the Class B member units are allocated 51% of the liquidation value of the Company. The remaining 49% of the liquidation of the Company will be allocated on a pro rata basis to the remaining members.